INITIAL PUBLIC OFFERING (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - $ / shares		6 Months Ended	12 Months Ended
	Oct. 04, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold		13,020,000	13,020,000
Purchase price, per unit		$ 10.00	$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	20,125,000
Purchase price, per unit	$ 10.20
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.50
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,625,000
Purchase price, per unit	$ 10.00